Long-Term Loan (Tables)	6 Months Ended
Jun. 30, 2020
Long-term Loan [Abstract]
Schedule of future installment payments of long term loan

(Unaudited)
Twelve months ending June 30,
2021	$12,901
2022	12,901
2023	12,901
2024	11,826
Total installment payments	50,529
Less: Imputed interest	(8,628)
Present value of long-term loan	41,901
Current portion	(9,242)
Non-current portion	$32,659

Twelve months ending December 31,
2020	$12,698
2021	12,698
2022	12,698
2023	12,698
2024	5,292
Total installment payments	56,084
Less: Imputed interest	(10,615)
Present value of long-term loan	45,469
Current portion	(8,666)
Non-current portion	$36,803